REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 7.9%
	EQUITY - 7.9%
970	iShares Core S&P 500 ETF, EQUITY					$ 401,153

	TOTAL EXCHANGE-TRADED FUNDS (Cost $437,189)					401,153

Principal Amount ($)			Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 70.2%
	AUTOMOTIVE — 8.7%
200,000	Ford Motor Credit Company, LLC			3.0960	05/04/23	197,900
250,000	General Motors Financial Company, Inc.			1.7000	08/18/23	245,260
						443,160
	BANKING — 35.8%
250,000	Bank of America Corporation(a)		US0003M + 0.790%	3.0040	12/20/23	249,484
200,000	BPCE S.A.(b)			4.5000	03/15/25	199,631
100,000	Cooperatieve Rabobank UA			4.6250	12/01/23	101,821
250,000	Fifth Third Bancorp			3.6500	01/25/24	250,931
250,000	JPMorgan Chase & Company(a)		US0003M + 0.730%	3.5590	04/23/24	250,281
250,000	Societe Generale S.A.(b)			4.2500	04/14/25	246,923
250,000	Toronto-Dominion Bank (The)			2.6500	06/12/24	247,387
270,000	Wells Fargo & Co 1.654% 06/2/2024 Class MTN(a)		SOFRRATE + 1.600%	1.6540	06/02/24	265,537
						1,811,995
	BIOTECH & PHARMA — 2.4%
120,000	Bayer US Finance II, LLC(b)			3.8750	12/15/23	121,039

	ELECTRIC UTILITIES — 3.9%
200,000	Electricite de France S.A.(b)			3.6250	10/13/25	199,061

	HEALTH CARE FACILITIES & SERVICES — 4.9%
250,000	Laboratory Corp of America Holdings			3.2500	09/01/24	248,687

	REAL ESTATE INVESTMENT TRUSTS — 5.7%
200,000	American Tower Corp			0.6000	01/15/24	191,438
100,000	Crown Castle International Corporation			3.2000	09/01/24	99,334
						290,772
REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)			Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 70.2% (Continued)
	SPECIALTY FINANCE — 8.8%
200,000	AerCap Ireland Capital DAC / AerCap Global			4.8750	01/16/24	$ 201,297
250,000	Ally Financial, Inc.			1.4500	10/02/23	243,197
						444,494
	TOTAL CORPORATE BONDS (Cost $3,562,162)					3,559,208

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.9%
	U.S. TREASURY BILLS — 4.9%
250,000	United States Treasury Note			2.2500	03/31/24	247,998

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $248,071)					247,998

Contracts(c)
	INDEX OPTIONS PURCHASED - 3.8%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.8%
8	S&P 500 INDEX SPXW US 08/19/22 C4550	IB	08/19/2022	$ 4,550	$ 505,600	$ 42,320
	TOTAL CALL OPTIONS PURCHASED (Cost - $53,770)

	PUT OPTIONS PURCHASED - 3.0%
8	S&P 500 INDEX SPX US 08/19/22 P4000	IB	08/19/2022	$ 4,000	$ 417,840	$ 147,680
	TOTAL PUT OPTIONS PURCHASED (Cost - $85,900)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $139,670)					190,000

	TOTAL INVESTMENTS - 86.8% (Cost $4,387,092)					$ 4,398,359
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.2%					667,934
	NET ASSETS - 100.0%					$ 5,066,293

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Broker	Expiration	Notional Amount(d)	Value and Unrealized Depreciation
10	CME E-Mini Standard & Poor's 500 Index Future		IB	06/17/2022	$ 2,063,750	$ (132,250)
	TOTAL FUTURES CONTRACTS

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

IB – Interactive Broker

(a)	Variable rate security; the rate shown represents the rate on April 30, 2022.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022 the total market value of 144A securities is 766,654 or 15.1% of net assets.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.